ROCKHAVEN ASSET MANAGEMENT
THE RISK MANAGERS


THE ROCKHAVEN FUND
THE ROCKHAVEN PREMIER DIVIDEND FUND


[LOGO]


ANNUAL REPORT
FOR THE YEAR ENDED SEPTEMBER 30, 2001

Dear Investor:


Since I last wrote to you, our world has been altered dramatically. Following the horrific attacks of September 11th, the world as it existed before is no more. However, as investors, we are taught to constantly reevaluate the dynamic environment we live in. Things are never as they were and the equity markets never cease to remind us of the changing landscape.

In the last year, we have watched the raging bull market of the 90s disappear and be replaced by growing uncertainty as to the future. It has caused us as investors, consumers, businessmen, and citizens to reconsider our assumptions of the future growth and productivity of the global economy. The third quarter showed a record-breaking decline in corporate income of 45%. There is no longer a doubt regarding whether our economy will enter a recession; the question has now become for how long?


On a positive note, there is also no doubt that both the Fed and President Bush hope to stimulate the economy by providing adequate liquidity (through rate cuts) and giving individuals additional disposable income (through tax code revisions). The recent decision by the Treasury to end the issuance of 30-year bonds will also aid in a movement down the yield curve. This significantly improves the relative attractiveness of stocks versus bonds.


On one hand, we have ice--a global recession and near-term deflation; on the other hand, we have fire--massive amounts of liquidity. What do you get when you light a fire on ice? Slush. Will massive stimulation overcome over-capacity and leveraged balance sheets? Probably, but as anyone who has lived through a Pittsburgh winter will tell you, slush isn't much fun.


For years, I have always looked at total return on equities as the combination of three elements: dividends, earnings growth, and multiple expansion or contraction (in other words, how much of a premium investors are willing to put on equities, determined by how confident they are about the future). As I am sure you would agree, the future costs of doing business are unknown. Increased security, dwindling global prospects, and unknown geopolitical situations all drag productivity and profitability, hurting all businesses. This translates to multiple contraction as investors become increasingly cautious of future growth.


The earnings picture is clouded by both an inability to see towards the future and suspicion about the past. For many companies, the trust in senior management has eroded following unexpected and drastic downward earnings revisions, accounting fraud, and downright deceit by those at the helms of

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT             1                      2001 ANNUAL REPORT
formerly respected companies. Until we can clarify the earnings numbers of the first half of this year, looking forward will provide no better indication.

That leaves us with dividend yield. Since I began managing money (many more years ago than I care to admit), my goal has been to provide my investors with broad market performance with more income and less risk. A focus on income has always been a significant player in my evaluation of individual securities. The murky earnings picture only reaffirms my commitment to the dividend portion of the total return equation.

We believe this slushy environment will reward those with an emphasis on traction, i.e. dividend yield.

The Rockhaven Fund is currently ahead of its benchmark, the S&P 500 Index. Its blend of convertible securities and common stocks is proving a nice mix of downside protection and upside equity participation. As well, the fund is allocated sector neutral to its benchmark, so it has been spared the volatility of sector rotation seen in many Large Cap Core funds. The fund is also carrying a substantial yield in comparison to similar funds and the index.

The Rockhaven Premier Dividend Fund is invested solely in convertible securities and is currently ahead of most equity benchmarks year to date. We continue to look for securities offering the "classic" convertible structure, with an emphasis on equity participation and good current yield.

Massive liquidity and numerous interest rate cuts could prove positive for stocks, but it is too soon to tell what the short and long-term effects of these policy moves will be. The earnings picture is still glum as corporations grapple to reexamine their growth potential in a recessionary environment.

It is too early for me to turn outright bullish on the equity markets and recent rallies are too fragile to make any large bets. We continue to be cautious and invest the portfolios along our long-standing investment philosophy. As the facts continue to emerge, the picture for the future will become clearer.

We thank you for your continued confidence and support of the Rockhaven Funds.

/s/ Christopher Wiles

Christopher Wiles

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ROCKHAVEN ASSET MANAGEMENT             2                      2001 ANNUAL REPORT

THE ROCKHAVEN FUND


AVERAGE ANNUAL TOTAL RETURN(1)
One Year ....................... -30.62%
Since Inception (11/3/97) ......   1.92%

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ROCKHAVEN FUND VERSUS THE S&P 500 COMPOSITE STOCK PRICE INDEX(2) AND THE S&P/BARRA VALUE FUND INDEX(3)

                              S&P 500         S&P 500          The
                          Composite Stock      Barra        Rockhaven
                            Price Index     Value Index        Fund
                            -----------     -----------        ----
           3 NOV 97           10,000          10,000          10,000
           31 DEC 97           9,707          10,335          10,317
           31 MAR 98          10,807          11,666          11,430
           30 JUN 98          10,543          12,075          11,459
           30 SEP 98           9,274          10,831           9,928
           31 DEC 98          10,860          13,091          11,604
           31 MAR 99          11,127          13,700          11,880
           30 JUN 99          11,868          14,619          13,103
           30 SEP 99          11,303          13,661          11,842
           31 DEC 99          13,558          15,647          12,846
           31 MAR 00          14,697          15,959          12,817
           30 JUN 00          14,408          15,491          12,209
           30 SEP 00          14,635          15,298          13,227
           31 DEC 00          13,359          14,061          13,384
           31 MAR 01          12,006          12,357          12,460
           30 JUN 01          12,289          13,040          12,952
           30 SEP 01          10,773          11,086          10,806

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

(1) AVERAGE ANNUAL TOTAL RETURN REPRESENTS THE AVERAGE CHANGE IN ACCOUNT VALUE OVER THE PERIODS INDICATED AND INCLUDES THE MAXIMUM SALES CHARGE.
(2) THE S&P 500 COMPOSITE STOCK PRICE INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX OF 500 STOCKS DESIGNED TO REPRESENT THE BROAD DOMESTIC ECONOMY.
(3) THE S&P/BARRA VALUE INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX THAT CONTAINS APPROXIMATELY 50% OF THE STOCKS IN THE S&P 500 INDEX WITH LOWER PRICE-TO-BOOK RATIOS.

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ROCKHAVEN ASSET MANAGEMENT             3                      2001 ANNUAL REPORT

THE ROCKHAVEN PREMIER DIVIDEND FUND


AVERAGE ANNUAL TOTAL RETURN(1)
One Year ....................... -30.46%
Since Inception (11/3/97) ......   9.45%

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ROCKHAVEN PREMIER DIVIDEND FUND VERSUS THE MERRILL LYNCH ALL-CONVERTIBLE INDEX.(2)

                                 The Rockhaven      Merrill Lynch
                                    Premier        All-Convertible
                                 Dividend Fund         Index
                                 -------------         -----
                  3 Nov 97           10,000            10,000
                  31 Dec 97           9,525            10,102
                  31 Mar 98          10,517            10,971
                  30 Jun 98          10,582            10,888
                  30 Sep 98           9,415             9,673
                  31 Dec 98          10,938            11,005
                  31 Mar 99          12,047            11,606
                  30 Jun 99          12,998            12,459
                  30 Sep 99          12,803            12,303
                  31 Dec 99          16,641            15,358
                  31 Mar 00          18,557            16,623
                  30 Jun 00          18,176            14,305
                  30 Sep 00          19,291            15,512
                  31 Dec 00          17,198            13,473
                  31 Mar 01          15,606            14,549
                  30 Jun 01          15,920            15,995
                  30 Sep 01          14,233            13,926

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

(1) AVERAGE ANNUAL TOTAL RETURN REPRESENTS THE AVERAGE CHANGE IN ACCOUNT VALUE OVER THE PERIODS INDICATED AND INCLUDES THE MAXIMUM SALES CHARGE.
(2) THE VALUATION CALCULATION FOR THE MERRILL LYNCH ALL-CONVERTIBLE INDEX IS FOR THE PERIOD NOV. 1, 1997 THROUGH SEPT. 30, 2001. THIS INDEX INCLUDES U.S. DOLLAR-DENOMINATED CONVERTIBLES OF $50 MILLION OR MORE IN SIZE, AND INCORPORATES BOTH TRADITIONAL AND MANDATORY CONVERSION STRUCTURES.

ROCKHAVEN ASSET MANAGEMENT             4                      2001 ANNUAL REPORT

THE ROCKHAVEN FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2001

SHARES        COMMON STOCKS: 55.45%                                 MARKET VALUE
--------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY: 4.44%
    1,100     Johnson Controls, Inc.                                $    71,764
      800     Wal-Mart Stores, Inc.                                      39,600
    3,800     The Walt Disney Co.                                        70,756
                                                                    -----------
                                                                        182,120
                                                                    -----------
              CONSUMER STAPLES: 4.61%
    2,200     Anheuser-Busch Companies, Inc.                             92,136
    1,985     PepsiCo, Inc.                                              96,272
                                                                    -----------
                                                                        188,408
                                                                    -----------
              ENERGY: 4.56%
    1,200     ChevronTexaco Corp.                                       101,700
    2,148     Exxon Mobil Corporation                                    84,631
                                                                    -----------
                                                                        186,331
                                                                    -----------
              FINANCE: 12.68%
    2,900     American Express Co.                                       84,274
      750     American International Group, Inc.                         58,500
    2,999     Citigroup Inc.                                            121,459
    2,165     J.P. Morgan Chase & Co.                                    73,935
    1,350     Lehman Brothers Holdings, Inc.                             76,747
    1,100     MBIA, Inc.                                                 55,000
    1,200     Merrill Lynch & Co., Inc.                                  48,720
                                                                    -----------
                                                                        518,635
                                                                    -----------
              HEALTH CARE: 11.99%
    1,700     Abbott Laboratories                                        88,145
    2,034     Johnson & Johnson                                         112,684
    1,200     Merck & Co., Inc.                                          79,920
    1,900     Pfizer, Inc.                                               76,190
    2,050     Pharmacia Corp.                                            83,148
    1,360     Schering-Plough Corp.                                      50,456
                                                                    -----------
                                                                        490,543
                                                                    -----------
              INDUSTRIALS: 5.83%
    2,050     General Electric Co.                                       76,260
      950     Illinois Tools Works, Inc.                                 51,404
      800     United Technologies Corp.                                  37,200
    1,900     W.W. Grainger, Inc.                                        73,815
                                                                    -----------
                                                                        238,679
                                                                    -----------
              INFORMATION TECHNOLOGY: 5.02%
    2,030     Dell Computer Corp.1                                       37,616
    1,200     Microsoft Corp.1                                           61,404
    2,800     Nokia Corp. ADR Class A                                    43,820
    2,500     Texas Instruments, Inc.                                    62,450
                                                                    -----------
                                                                        205,290
                                                                    -----------

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ROCKHAVEN ASSET MANAGEMENT             5                      2001 ANNUAL REPORT

THE ROCKHAVEN FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2001

SHARES        COMMON STOCKS: CONTINUED                              MARKET VALUE
--------------------------------------------------------------------------------
              MATERIALS: 2.49%
    1,700     Ball Corp.                                            $   101,830
                                                                    -----------
              TELECOMMUNICATIONS SERVICES: 2.94%
    2,550     SBC Communications, Inc.                                  120,156
                                                                    -----------
              OTHER: 0.89%
      350     S&P 500 Depository Receipt/Spdr Trust Series I             36,554
                                                                    -----------

              Total Common Stocks (Cost $2,433,239)                 $ 2,268,546
                                                                    -----------

SHARES        CONVERTIBLE PREFERRED STOCKS: 27.16%                  MARKET VALUE
--------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY: 1.98%
      900     Tribune Company/America Online, 2%                    $    81,180
                                                                    -----------
              CONSUMER STAPLES: 3.87%
    1,000     The Estee Lauder Companies Inc., 6.25%                     66,250
    2,000     Suiza Capital Trust II, 5.50%                              92,250
                                                                    -----------
                                                                        158,500
                                                                    -----------
              ENERGY: 2.40%
    3,700     E.O.G. Resources, 7.0%                                     98,235
                                                                    -----------
              FINANCE: 4.55%
      850     MetLife Capital Trust I, 8%                                79,195
    1,250     Washington Mutual Inc., 8%                                106,938
                                                                    -----------
                                                                        186,133
                                                                    -----------
              INDUSTRIALS: 1.79%
    1,220     Raytheon, 8.25%                                            73,322
                                                                    -----------
              INFORMATION TECHNOLOGY: 5.12%
    2,200     Amdocs Automatic, 6.75%                                    55,440
    1,700     Electronic Data System, 7.625%                             86,700
       65     Lucent Technologies, 8%2                                   66,787
                                                                    -----------
                                                                        208,927
                                                                    -----------
              TELECOMMUNICATION SERVICES: 3.75%
    3,800     MediaOne Group 7.0%                                        96,900
    1,650     Qwest Trends Trust, 5.75% (2)                              56,512
                                                                    -----------
                                                                        153,412
                                                                    -----------
              UTILITIES: 3.70%
    2,600     Duke Energy Corp. 8.25%                                    68,380
    1,800     NiSource, Inc. 7.75%                                       82,944
                                                                    -----------
                                                                    $   151,324
                                                                    -----------

              Total Convertible Preferred Stocks (Cost $1,187,406)  $ 1,111,033
                                                                    -----------

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ROCKHAVEN ASSET MANAGEMENT             6                      2001 ANNUAL REPORT

THE ROCKHAVEN FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2001

PRINCIPAL
AMOUNT        CONVERTIBLE BONDS: 15.11%                             MARKET VALUE
--------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY: 5.10%
  135,000     Costco Companies, Inc., 0%, 8/19/2017                 $   113,400
   70,000     Omnicom Group, Inc., 2.25%, 1/6/2013                       95,025
                                                                    -----------
                                                                        208,425
                                                                    -----------
              HEALTH CARE: 3.40%
   90,000     Amerisource Health, 5%, 12/1/2001 (2)                     139,275
                                                                    -----------
              INFORMATION TECHNOLOGY: 4.10%
  100,000     Affiliated Computer Services, Inc. (convertible
                into shares of Affiliated Computer Services),
                3.5%, 2/15/2006                                         116,750
   55,000     Semtech Corp., 4.5%, 2/1/2007                              51,013
                                                                    -----------
                                                                        167,763
                                                                    -----------
              INDUSTRIALS: 2.51%
   80,000     L-3 Communications Holdings, 5.25%, 6/1/2009              102,700
                                                                    -----------

              Total Convertible Bonds (Cost $611,746)               $   618,163
                                                                    -----------
PRINCIPAL
AMOUNT        SHORT-TERM INVESTMENTS: 1.85%                         MARKET VALUE
--------------------------------------------------------------------------------
$  75,740     First American Treasury Fund (Cost $75,740)           $    75,740
                                                                    -----------
              Total Investments in Securities
                (Cost $4,308,131): 99.57%                             4,073,482
              Other Assets in Excess of Liabilities:0.43%                17,519
                                                                    -----------
              NET ASSETS: 100%                                      $ 4,091,001
                                                                    -----------

(1)  NON-INCOME PRODUCING.
(2) SECURITIES ISSUED IN RELIANCE ON RULE 144A OF THE SECURITIES ACT OF 1933. RULE 144A SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES HAVE BEEN DETERMINED BY THE ADVISOR TO BE LIQUID PURSUANT TO PROCEDURES ADOPTED BY THE TRUSTEES. AT SEPTEMBER 30, 2001, THESE SECURITIES AMOUNTED TO $262,574, REPRESENTING 6.42% OF NET ASSETS.
(3) AT SEPTEMBER 30, 2001, THE COST OF SECURITIES FOR FEDERAL TAX PURPOSES IS $ 4,381,882. GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF SECURITIES WERE AS FOLLOWS:

              Gross unrealized appreciation                         $   191,777
              Gross unrealized depreciation                            (500,177)
                                                                    -----------
              Net unrealized appreciation                           $  (308,400)
                                                                    -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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ROCKHAVEN ASSET MANAGEMENT             7                      2001 ANNUAL REPORT

THE ROCKHAVEN FUND
SCHEDULE OF CALL OPTIONS WRITTEN
AT SEPTEMBER 30, 2001

SHARES        COMMON STOCKS/EXPIRATION DATE/EXERCISE PRICE          MARKET VALUE
--------------------------------------------------------------------------------
       20     Anheuser-Busch Co./Oct., 45                           $       300
       20     Exxon Mobil Corp./ Oct., 45                                   100
       10     PepsiCo Inc./Oct., 50                                         600
       10     SBC Communications, Oct., 50                                  350
                                                                    -----------
              Total Call Options Written (proceeds $3,460)          $     1,350
                                                                    -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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ROCKHAVEN ASSET MANAGEMENT             8                      2001 ANNUAL REPORT

THE ROCKHAVEN FUND

STATEMENT OF ASSETS AND LIABILITIES
AT SEPTEMBER 30, 2001

ASSETS
Investments in securities, at value (cost $4,308,131)               $ 4,073,482
  Receivables:
    Dividends and interest                                                6,750
    Due from advisor                                                     31,149
    Fund shares sold                                                      4,000
    Securities sold                                                       4,599
  Prepaid expenses                                                        8,958
                                                                    -----------
      Total assets                                                    4,128,938
                                                                    -----------
LIABILITIES
  Payables:
    Call options written, at value (proceeds $3,460)                      1,350
    Due to Administrator                                                  1,644
    Distribution fees                                                       852
    Securities purchased                                                  8,034
  Accrued expenses                                                       26,057
                                                                    -----------
      Total liabilities                                                  37,937
                                                                    -----------

NET ASSETS                                                          $ 4,091,001
                                                                    -----------
Net asset value and redemption price per share
  [$4,091,001 / 423,783 shares outstanding; unlimited number
  of shares (par value $.01) authorized]                            $      9.65
                                                                    -----------

Maximum offering price per share ($9.65 / .9425)                    $     10.24
                                                                    -----------
COMPONENTS OF NET ASSETS
  Paid-in capital                                                   $ 4,835,285
  Accumulated net realized (loss) on investments                       (511,745)
  Net unrealized depreciation on investments                           (232,539)
                                                                    -----------
      Net assets                                                    $ 4,091,001
                                                                    -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT             9                      2001 ANNUAL REPORT

THE ROCKHAVEN FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2001

INVESTMENT INCOME
--------------------------------------------------------------------------------
  Income
    Dividends                                                       $    83,020
    Interest                                                             27,930
                                                                    -----------
      Total income                                                      110,950
                                                                    -----------
  Expenses
    Advisory fees (Note 3)                                               33,611
    Professional fees                                                    32,248
    Fund accounting fees                                                 23,657
    Administration fees (Note 3)                                         30,000
    Transfer agent fees                                                  22,157
    Distribution fees (Note 4)                                           11,203
    Registration expense                                                 31,015
    Reports to shareholders                                               7,244
    Custody fees                                                          8,630
    Trustee fees                                                          4,516
    Other                                                                 5,749
    Insurance expense                                                     1,398
                                                                    -----------
      Total expenses                                                    211,428
      Less: fee waivers and absorption (Note 3)                        (144,255)
                                                                    -----------
      Net expenses                                                       67,173
                                                                    -----------
         Net investment income                                           43,777
                                                                    -----------
REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS
  Net realized loss on investments                                     (563,506)
  Net change in unrealized depreciation on investments                 (869,112)
                                                                    -----------
    Net realized and unrealized loss on investments                  (1,432,618)
                                                                    -----------
      Net decrease in net assets resulting from operations          $(1,388,841)
                                                                    -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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ROCKHAVEN ASSET MANAGEMENT            10                      2001 ANNUAL REPORT

THE ROCKHAVEN FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       YEAR ENDED       YEAR ENDED
NET INCREASE/(DECREASE) IN NET ASSETS FROM:                          SEPT. 30, 2001   SEPT. 30, 2000
----------------------------------------------------------------------------------------------------
OPERATIONS
  Net investment income                                               $    43,777      $    44,999
  Net realized (loss)/gain on investments                                (563,506)         478,572
  Net change in unrealized (depreciation)
    appreciation on investments                                          (869,112)         403,036
                                                                      -----------      -----------
    NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    (1,388,841)         926,607
                                                                      -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                              (44,253)         (42,552)
  From net realized gain                                                 (416,087)         (81,316)
                                                                      -----------      -----------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                  (460,340)        (123,868)
                                                                      -----------      -----------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase in net assets derived from net change
    in outstanding shares (2)                                             991,042        1,153,052
                                                                      -----------      -----------
    TOTAL INCREASE/(DECREASE) IN NET ASSETS                              (858,139)       1,955,791
                                                                      -----------      -----------
NET ASSETS
Beginning of year                                                       4,949,140        2,993,349
                                                                      -----------      -----------
End of year (1)                                                       $ 4,091,001      $ 4,949,140
                                                                      -----------      -----------

(1) Includes undistributed net investment income of $0 in 2001 and 2000, respectively.
(2)  A summary of share transactions is as follows:

                                                  YEAR ENDED                    YEAR ENDED
                                                SEPT. 30, 2001                SEPT. 30, 2000
                                          --------------------------    --------------------------
                                            SHARES          VALUE         SHARES          VALUE
                                          -----------    -----------    -----------    -----------
Shares sold                                    85,524    $ 1,006,242         95,600    $ 1,360,625
Shares issued in
  reinvestment of distributions                33,322        378,109          7,279         96,478
Shares redeemed                               (32,388)      (393,309)       (20,929)      (304,051)
                                          -----------    -----------    -----------    -----------
Net increase                                   86,458    $   991,042         81,950    $ 1,153,052
                                          -----------    -----------    -----------    -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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ROCKHAVEN ASSET MANAGEMENT            11                      2001 ANNUAL REPORT

THE ROCKHAVEN FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                           NOV. 3, 1997(1)
                                          YEAR ENDED       YEAR ENDED       YEAR ENDED        THROUGH
                                        SEPT. 30, 2001   SEPT. 30, 2000   SEPT. 30, 1999   SEPT. 30, 1998
---------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period                       $ 14.67          $ 11.72          $  9.71          $ 10.00
                                            -------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                        0.12             0.14             0.09             0.14
  Net realized and unrealized
    gain/(loss) on investments                (3.79)            3.26             2.03            (0.29)
                                            -------          -------          -------          -------
Total from investment operations              (3.67)            3.40             2.12            (0.15)
                                            -------          -------          -------          -------
LESS DISTRIBUTIONS:
  From net investment income                  (0.12)           (0.14)           (0.11)           (0.14)
  From net realized gain
    on investments                            (1.23)           (0.31)              --               --
                                            -------          -------          -------          -------
Total distributions                           (1.35)           (0.45)           (0.11)           (0.14)
                                            -------          -------          -------          -------

Net asset value, end of period              $  9.65          $ 14.67          $ 11.72          $  9.71
                                            -------          -------          -------          -------

Total return(2)                              (26.39)%          29.48%           21.88%           (1.61)%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions)      $   4.1          $   4.9          $   3.0          $   2.0

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before expense reimbursement                 4.72%            3.80%            4.59%            8.51%(4)
  After expense reimbursement                  1.50%            1.50%            1.50%            1.49%(4)

RATIO OF NET INVESTMENT INCOME TO
AVERAGE NET ASSETS:
  After expense reimbursement                  0.98%            1.07%            0.83%            1.82%(4)

Portfolio turnover rate                      221.64%          142.74%          113.36%           98.13%
                                            -------          -------          -------          -------

(1)  COMMENCEMENT OF OPERATIONS.
(2)  DOES NOT REFLECT SALES LOAD.
(3)  NOT ANNUALIZED.
(4)  ANNUALIZED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT            12                      2001 ANNUAL REPORT

THE ROCKHAVEN PREMIER DIVIDEND FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2001

SHARES        OTHER: 0.88%                                          MARKET VALUE
--------------------------------------------------------------------------------
              OTHER:
    2,800     S&P 500 Depository Receipt/Spdr Trust Series I        $   292,432
                                                                    -----------
              Total Other (Cost $373,622)                           $   292,432
                                                                    -----------

SHARES        CONVERTIBLE PREFERRED STOCKS: 49.59%                  MARKET VALUE
--------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY/STAPLES: 4.11%
    9,600     The Estee Lauder Companies, Inc., 6.25%               $   636,000
   15,750     Suiza Capital Trust II 5.50%                              726,469
                                                                    -----------
                                                                      1,362,469
                                                                    -----------
              ENERGY: 7.31%
   20,000     Apache Corp., 6.75%                                       744,800
   32,600     E.O.G. Resources, 7.0%                                    865,530
   13,000     K N Energy, Inc./Kinder Morgan, 8.25%                     817,570
                                                                    -----------
                                                                      2,427,900
                                                                    -----------
              FINANCIAL: 8.28%
   14,450     ACE Ltd., 8.25%                                           903,125
    8,050     MetLife Capital Trust I, 8%                               750,019
   19,500     Washington Mutual, Inc., 5.375%                         1,092,000
                                                                    -----------
                                                                    $ 2,745,144
                                                                    -----------
              INDUSTRIALS: 1.78%
    9,800     Raytheon, 8.25%                                           588,980
                                                                    -----------
              MEDIA: 3.87%
   10,700     Cox Communications, Inc., 7%                              583,899
    7,750     Tribune Company/America Online, 2%                        699,050
                                                                    -----------
                                                                      1,282,949
                                                                    -----------
              TECHNOLOGY: 7.11%
   25,200     Amdocs Automatic, 6.75%                                   635,040
   17,600     Electro Data System, 7.625%                               897,600
      805     Lucent Technologies, 8% 2                                 827,138
                                                                    -----------
                                                                      2,359,778
                                                                    -----------
              TELECOMMUNICATIONS: 8.39%
   41,500     MediaOne, 7.0%                                          1,058,250
   15,900     Qwest Trends Trust, 5.75% 2                               544,575
   43,400     Sprint Corp., 7.125%                                    1,180,480
                                                                    -----------
                                                                      2,783,305
                                                                    -----------
              MATERIAL: 3.40%
   28,575     Sealed Air Corp., 4%                                    1,128,713
                                                                    -----------
              UTILITIES: 5.34%
   25,000     Duke Energy Corp., 8.25%                                  657,500
   24,200     Nisource, Inc., 7.75%                                   1,115,136
                                                                    -----------
                                                                      1,772,636
                                                                    -----------
              Total Convertible Preferred Stocks
                (Cost $17,854,243)                                  $16,451,874
                                                                    -----------

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT            13                      2001 ANNUAL REPORT

THE ROCKHAVEN PREMIER DIVIDEND FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2001

PRINCIPAL
AMOUNT        CONVERTIBLE BONDS: 47.90%                             MARKET VALUE
--------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY/STAPLES: 5.48%
1,395,000     Costco Companies, Inc., 0%, 8/19/2017                 $ 1,171,800
1,330,000     Jones Apparel Group, 0%, 2/1/2021                         645,050
                                                                    -----------
                                                                      1,816,850
                                                                    -----------
              FINANCIAL: 2.79%
  965,000     JMH Finance Ltd., 4.75%, 9/6/2007 (2)                     925,194
                                                                    -----------
              HEALTH CARE: 14.49%
  590,000     Alza Corp/JNJ., 0%, 7/14/2014                             838,538
  740,000     Amerisource Health, 5%, 12/1/20072                      1,145,150
  885,000     Elan Finance, 0%, 12/14/2018                              673,706
  790,000     Enzon Inc., 4.5%, 7/1/20082                               720,875
  595,000     Imclone Systems, 5.5%, 3/1/2005                           738,540
  640,000     Invitrogen Corp., 5.50%, 3/1/2007                         690,400
                                                                    -----------
                                                                      4,807,209
                                                                    -----------
              INDUSTRIALS/TRANSPORTATION: 5.42%
  745,000     L-3 Communications Holdings Inc., 5.25%, 6/1/2009         956,394
  800,000     Waste Connections, 5.5%, 4/15/20062                       840,000
                                                                    -----------
                                                                      1,796,394
                                                                    -----------
              MEDIA: 4.16%
  740,000     Liberty Media (convertible into shares of Viacom),
                3.25%, 3/15/2031 (2)                                    593,850
  580,000     Omnicom Group Inc., 2.25%, 1/6/2013                       787,350
                                                                    -----------
                                                                      1,381,200
                                                                    -----------
              TECHNOLOGY: 13.87%
  930,000     Affiliated Computer Services, Inc. (convertible
                into shares of Affiliated Computer Services),
                3.5%, 2/15/2006                                       1,085,775
  955,000     Brooks Automation, Inc., 4.75%, 6/20082                   695,956
  770,000     Burr-Brown Corp. (convertible into shares of Texas
              Instruments), 4.25%, 2/15/2007 (2)                        797,913
  300,000     Kestrel Solutions, Inc., 5.5%, 7/15/2005 (2)              121,500
  515,000     Peregrine, 5.5%, 11/15/2007 (2)                           442,900
  770,000     Semtech Corp., 4.5%, 2/1/2007 (2)                         714,175
  790,000     Siebel Systems, Inc., 5.5%, 9/15/2006                     743,588
                                                                    -----------
                                                                      4,601,807
                                                                    -----------
              TELECOMMUNICATIONS: 1.69%
1,000,000     Verizon Global, 0%, 5/15/2021                             560,000
                                                                    -----------
               Total Convertible Bonds (Cost $17,473,636)           $15,888,654
                                                                    -----------

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT            14                      2001 ANNUAL REPORT

THE ROCKHAVEN PREMIER DIVIDEND FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2001

PRINCIPAL
AMOUNT        SHORT-TERM INVESTMENTS: 1.66%                         MARKET VALUE
--------------------------------------------------------------------------------
$ 550,910     Firstar Stellar Treasury Fund (Cost $550,910)         $   550,910
                                                                    -----------
              Total Investments in Securities
                (Cost $36,252,411): 100.03%                          33,183,870
              Liabilities in excess of Other Assets: (0.03%)            (10,951)
                                                                    -----------
              NET ASSETS: 100%                                      $33,172,919
                                                                    -----------

(1)  NON-INCOME PRODUCING.
(2) SECURITIES ISSUED IN RELIANCE ON RULE 144A OF THE SECURITIES ACT OF 1933. RULE 144A SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES HAVE BEEN DETERMINED BY THE ADVISOR TO BE LIQUID PURSUANT TO PROCEDURES ADOPTED BY THE TRUSTEES. AT SEPTEMBER 30, 2001, THESE SECURITIES AMOUNTED TO $8,369,226, REPRESENTING 25.23% OF NET ASSETS.
(3) AT SEPTEMBER 30, 2001, THE COST OF SECURITIES FOR FEDERAL INCOME TAX PURPOSES IS $ 36,714,157. GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF SECURITIES WERE AS FOLLOWS:

              Gross unrealized appreciation                         $ 1,012,977
              Gross unrealized depreciation                          (4,543,264)
                                                                    -----------
              Net unrealized depreciation                           $(3,530,287)
                                                                    -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT            15                      2001 ANNUAL REPORT

THE ROCKHAVEN PREMIER DIVIDEND FUND

STATEMENT OF ASSETS AND LIABILITIES
AT SEPTEMBER 30, 2001

ASSETS
  Investments in securities, at value (cost $36,252,411)            $33,183,870
  Receivables:
    Due from Advisor                                                      4,262
    Securities sold                                                   1,117,474
    Dividends                                                           144,413
    Fund shares sold                                                     33,802
  Prepaid expenses                                                       11,920
                                                                    -----------
      Total assets                                                   34,495,741
                                                                    -----------
LIABILITIES
  Payables:
    Distribution fees                                                     7,023
    Due to Administrator                                                  5,618
    Fund shares redeemed                                                220,820
    Securities purchased                                              1,074,959
  Accrued expenses                                                       14,402
                                                                    -----------
      Total liabilities                                               1,322,822
                                                                    -----------

NET ASSETS                                                          $33,172,919
                                                                    -----------
Net asset value and redemption price per share
  [$33,172,919 / 2,726,863 shares outstanding; unlimited number
  of shares (par value $.01) authorized]                            $     12.17
                                                                    -----------

Maximum offering price per share ($12.17 / .9425)                   $     12.91
                                                                    -----------

COMPONENTS OF NET ASSETS
  Paid-in capital                                                    40,970,038
  Accumulated net realized (loss) on investments                     (4,728,578)
    Net unrealized depreciation on investments                       (3,068,541)
                                                                    -----------
      Net assets                                                    $33,172,919
                                                                    -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT            16                      2001 ANNUAL REPORT

THE ROCKHAVEN PREMIER DIVIDEND FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2001

INVESTMENT INCOME
--------------------------------------------------------------------------------
  Income
    Dividends (Net of foreign tax on dividends of $2,468)               755,096
    Interest                                                            607,282
                                                                   ------------
      Total income                                                 $  1,362,378
  Expenses
    Advisory fees (Note 3)                                         $    278,694
    Distribution fees (Note 4)                                           92,649
    Administration fees (Note 3)                                         74,119
    Fund accounting fees                                                 30,360
    Professional fees                                                    25,237
    Transfer agent fees                                                  25,296
    Custody fees                                                         12,451
    Registration expense                                                 38,491
    Reports to shareholders                                              14,380
    Other                                                                 8,725
    Trustee fees                                                          4,516
    Insurance fees                                                        3,493
                                                                   ------------
      Total expenses                                                    608,411
      Less: advisory fee waiver (Note 3)                                (53,505)
                                                                   ------------
      Net expenses                                                      554,906
                                                                   ------------
        Net investment income                                           807,472
                                                                   ------------
REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS
  Net realized loss on investments                                   (4,617,575)
  Net change in unrealized depreciation on investments               (7,307,423)
                                                                   ------------
    Net realized and unrealized loss on investments                 (11,924,998)
                                                                   ------------
      Net decrease in net assets resulting from operations         $(11,117,526)
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT            17                      2001 ANNUAL REPORT

THE ROCKHAVEN PREMIER DIVIDEND FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       YEAR ENDED       YEAR ENDED
NET INCREASE/(DECREASE) IN NET ASSETS FROM:                          SEPT. 30, 2001   SEPT. 30, 2000
----------------------------------------------------------------------------------------------------
OPERATIONS
  Net investment income                                               $    807,472     $    453,828
  Net realized (loss)/gain on investments                               (4,617,575)       3,694,066
  Net change in unrealized (depreciation)/appreciation
    on investments                                                      (7,307,423)       3,496,919
                                                                      ------------     ------------
    NET (DECREASE)/INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    (11,117,526)       7,644,813
                                                                      ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                              (806,933)        (416,093)
  From net realized gain                                                (3,836,119)        (242,031)
                                                                      ------------     ------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                 (4,643,052)        (658,124)
                                                                      ------------     ------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase in net assets derived from net change
    in outstanding shares (2)                                           11,909,752       21,299,705
                                                                      ------------     ------------
    TOTAL (DECREASE)/INCREASE IN NET ASSETS                             (3,850,826)      28,286,394
                                                                      ------------     ------------
NET ASSETS
Beginning of year                                                       37,023,745        8,737,351
                                                                      ------------     ------------
End of year (1)                                                       $ 33,172,919     $ 37,023,745
                                                                      ------------     ------------

(1) Includes undistributed net investment income of $0 and $34,293 in 2001 and 2000, repectively.
(2)  A summary of share transactions is as follows:

                                                YEAR ENDED                      YEAR ENDED
                                              SEPT. 30, 2001                  SEPT. 30, 2000
                                       ----------------------------    ----------------------------
                                          SHARES          VALUE           SHARES          VALUE
                                       ------------    ------------    ------------    ------------
Shares sold                                 967,319    $ 14,303,418       1,338,984    $ 22,560,352
Shares issued in
  reinvestment of distributions             297,969       4,135,718          34,207         576,853
Shares redeemed                            (471,939)     (6,529,384)       (105,738)     (1,837,500)
                                       ------------    ------------    ------------    ------------
Net increase                                793,349    $ 11,909,752       1,267,453    $ 21,299,705
                                       ------------    ------------    ------------    ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT            18                      2001 ANNUAL REPORT

THE ROCKHAVEN PREMIER DIVIDEND FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                              NOV. 3, 1997(1)
                                             YEAR ENDED       YEAR ENDED       YEAR ENDED        THROUGH
                                           SEPT. 30, 2001   SEPT. 30, 2000   SEPT. 30, 1999   SEPT. 30, 1998
------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period                          $ 19.15          $ 13.12          $  9.80          $ 10.00
                                               -------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                           0.32             0.29             0.18             0.21
  Net realized and unrealized
    gain/(loss) on investments                   (5.09)            6.26             3.33            (0.21)
                                               -------          -------          -------          -------
Total from investment operations                 (4.77)            6.55             3.51               --
                                               -------          -------          -------          -------
LESS DISTRIBUTIONS:
  From net investment income                     (0.32)           (0.27)           (0.19)           (0.20)
  From net realized gain
    on investments                               (1.89)           (0.25)              --               --
                                               -------          -------          -------          -------
Total distributions                              (2.21)           (0.52)           (0.19)           (0.20)
                                               -------          -------          -------          -------

Net asset value, end of period                 $ 12.17          $ 19.15          $ 13.12          $  9.80
                                               -------          -------          -------          -------

Total return (2)                                (26.22)%          50.67%           35.98%         (0.10)%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions)         $  33.2          $  37.0          $   8.7          $   1.7

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before expense reimbursement                    1.64%            1.58%            3.06%           11.28%(4)
  After expense reimbursement                     1.50%            1.50%            1.50%            1.49%(4)

RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS:
  After expense reimbursement                     2.18%            1.83%            1.51%            2.62%(4)

Portfolio turnover rate                         285.27%          180.77%          120.16%          147.56%
                                               -------          -------          -------          -------

(1)  COMMENCEMENT OF OPERATIONS.
(2)  DOES NOT REFLECT SALES LOAD.
(3)  NOT ANNUALIZED.
(4)  ANNUALIZED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT            19                      2001 ANNUAL REPORT

                     THIS PAGE WAS INTENTIONALLY LEFT BLANK.










--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT            20                      2001 ANNUAL REPORT

THE ROCKHAVEN FUND & THE ROCKHAVEN PREMIER DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2001


NOTE 1 - ORGANIZATION

The Rockhaven Fund and The Rockhaven Premier Dividend Fund (the "Funds") are each a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Rockhaven Fund's primary investment objective is obtaining above average current income together with capital appreciation. The Rockhaven Premier Dividend Fund's primary investment objective is obtaining high current income and its secondary objective is seeking capital appreciation. The Funds attempt to achieve their objectives by investing in a diversified portfolio of equity securities. The Funds began operations on November 3, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

A. SECURITY VALUATION: The Funds' investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

B. FEDERAL INCOME TAXES: It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT            21                      2001 ANNUAL REPORT

THE ROCKHAVEN FUND & THE ROCKHAVEN PREMIER DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2001


distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from generally accepted accounting principles.

Discounts and premiums on fixed income securties which are attributable to a conversion feature are amortized to income using the effective yield method.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the year ended September 30, 2001, Rockhaven Asset Management, LLC (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of each Fund. For the year ended September 30, 2001, The Rockhaven Fund and The Rockhaven Premier Dividend Fund incurred $33,611 and $278,694, respectively, in Advisory Fees.

The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by each Fund and to pay each Fund's operating expenses to the extent necessary to limit each Fund's aggregate annual operating expenses to 1.50% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are a Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund's expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to a Fund's payment of current ordinary

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT            22                      2001 ANNUAL REPORT

THE ROCKHAVEN FUND & THE ROCKHAVEN PREMIER DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2001


operating expenses. For the year ended September 30, 2001, the Advisor reduced its fees and absorbed Fund expenses in the amount of $144,255 for The Rockhaven Fund and $53,505 for The Rockhaven Premier Dividend Fund; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $425,064 and $248,013 for The Rockhaven Fund and The Rockhaven Premier Dividend Fund, respectively.

                                           THE ROCKHAVEN PREMIER
THE ROCKHAVEN FUND                         DIVIDEND FUND
YEAR                          AMOUNT       YEAR                          AMOUNT
----                         --------      ----                         --------
2002                         $280,809      2002                         $194,508
2003                          144,255      2003                           53,505
                             $425,064                                   $248,013

Investment Company Administration, L.L.C. (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

FUND ASSET LEVEL                             FEE RATE
----------------                             --------
Less than $15 million                        $30,000
$15 million to less than $50 million         0.20% of average daily net assets
$50 million to less than $100 million        0.15% of average daily net assets
$100 million to less than $150 million       0.10% of average daily net assets
More than $150 million                       0.05% of average daily net assets

For the year ended September 30, 2001, the Administrator reduced its fees in the amount of $9,371 for The Rockhaven Fund.

First Fund Distributors, Inc. (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are also officers and/or directors of the Administrator and the Distributor.

Effective October 1, 2001, the Administrator and Distributor were acquired by a wholly owned subsidiary of U.S. Bancorp.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT            23                      2001 ANNUAL REPORT

THE ROCKHAVEN FUND & THE ROCKHAVEN PREMIER DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2001


NOTE 4 - DISTRIBUTION COSTS

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of each Fund's average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.

Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as "Distribution Coordinator." For the year ended September 30, 2001, the Funds paid the Distribution Coordinator in the amount of $11,203 for The Rockhaven Fund and $92,649 for The Rockhaven Premier Dividend Fund.

NOTE 5 - SECURITIES TRANSACTIONS

For the year ended September 30, 2001, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for The Rockhaven Fund, were $10,359,759 and $9,825,328, respectively.

For the year ended September 30, 2001, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for The Rockhaven Premier Dividend Fund, were $112,235,607 and $104,493,712, respectively.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT            24                      2001 ANNUAL REPORT

THE ROCKHAVEN FUND & THE ROCKHAVEN PREMIER DIVIDEND FUND

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of The Rockhaven Fund and Rockhaven Premier Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Rockhaven Fund and The Rockhaven Premier Fund, each a series of Advisor Series Trust (hereafter referred to as the "Funds") at September 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the period ended September 30, 1998, was audited by other independent accountants whose report dated October 23, 1998 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

New York, New York
November 23, 2001

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT            25                      2001 ANNUAL REPORT

THE ROCKHAVEN FUND & THE ROCKHAVEN PREMIER DIVIDEND FUND

NOTES










--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT            26                      2001 ANNUAL REPORT

ADVISOR
Rockhaven Asset Management, LLC
100 First Avenue, Suite 850
Pittsburgh, PA 15222

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
Firstar Bank N.A.
425 Walnut Street
Cincinnati, OH 45202

TRANSFER AGENT
Ultimus Fund Solutions, LLC
135 Merchant Street, Suite 230
Cincinnati, OH 45246

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP
345 California Street, 29th Floor
San Francisco, CA 94104

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

THIS REPORT IS INTENDED FOR SHAREHOLDERS OF THE FUND AND MAY NOT BE USED AS SALES LITERATURE UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

PAST PERFORMANCE RESULTS SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. SHARE PRICE AND RETURNS WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. STATEMENTS AND OTHER INFORMATION HEREIN ARE DATED AND SUBJECT TO CHANGE.

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ROCKHAVEN ASSET MANAGEMENT
THE RISK MANAGERS

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(12/01-1300)